UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06554

ALLIANCEBERNSTEIN GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2014

Date of reporting period: December 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Bond Fund, Inc.

Portfolio of Investments

December 31, 2013 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 49.4%
Australia - 5.1%
Australia Government Bond
Series 122
5.25%, 3/15/19	AUD	119,522	$115,695,373
Series 128
5.75%, 7/15/22		45,000	45,031,490

			160,726,863

Austria - 0.8%
Austria Government Bond
3.40%, 11/22/22 (a)	EUR	15,680	23,784,244

Belgium - 1.3%
Belgium Government Bond
Series 61
4.25%, 9/28/21 (a)		12,230	19,400,016
Series 68
2.25%, 6/22/23 (a)		10,915	14,629,485
Series 71
3.75%, 6/22/45 (a)		5,400	7,655,618

			41,685,119

Canada - 5.2%
Canadian Government Bond
1.25%, 9/01/18	CAD	115,000	104,861,379
2.75%, 6/01/22		62,000	58,758,899

			163,620,278

Finland - 1.0%
Finland Government Bond
3.375%, 4/15/20 (a)	EUR	21,085	32,279,250

France - 1.5%
France Government Bond OAT
3.00%, 4/25/22		31,885	46,883,323

Germany - 3.5%
Bundesrepublik Deutschland
1.50%, 5/15/23		26,430	35,093,053
2.25%, 9/04/21		33,000	47,722,482
Series 2007
4.25%, 7/04/39		15,500	27,112,810

			109,928,345

Italy - 2.0%
Italy Buoni Poliennali Del Tesoro
3.75%, 3/01/21		4,525	6,374,730
4.25%, 2/01/19 (a)		14,850	21,865,314
4.25%, 9/01/19		6,710	9,859,574
4.75%, 5/01/17-9/01/21		12,650	18,860,003
5.00%, 9/01/40 (a)		3,625	5,138,016

			62,097,637

	Principal Amount (000)		U.S. $ Value
Japan - 0.3%
Japan Government Twenty Year Bond
Series 141
1.70%, 12/20/32	JPY	1,045,000	$10,227,395

Mexico - 1.5%
Mexican Bonos
Series M
7.75%, 11/13/42	MXN	200,000	15,637,376
Series MI10
9.50%, 12/18/14		395,000	31,884,682

			47,522,058

Netherlands - 3.1%
Netherlands Government Bond
2.25%, 7/15/22 (a)	EUR	15,000	20,997,405
2.50%, 1/15/33 (a)		7,850	10,261,011
4.00%, 7/15/19 (a)		26,530	41,750,161
7.50%, 1/15/23		12,250	24,327,477

			97,336,054

Spain - 1.3%
Spain Government Bond
4.00%, 4/30/20		3,745	5,348,267
4.80%, 1/31/24		10,315	14,908,760
4.85%, 10/31/20		7,535	11,160,964
5.85%, 1/31/22		5,735	8,953,952

			40,371,943

Sweden - 0.4%
Sweden Government Bond
Series 1054
3.50%, 6/01/22	SEK	75,000	12,699,853

United Kingdom - 8.6%
United Kingdom Gilt
1.00%, 9/07/17 (a)	GBP	14,000	22,758,581
1.75%, 9/07/22 (a)		10,510	15,900,152
3.25%, 1/22/44 (a)		2,500	3,814,895
4.00%, 3/07/22 (a)		59,100	106,975,091
4.25%, 12/07/40 (a)		23,500	42,961,966
4.75%, 3/07/20 (a)		41,500	78,360,173

			270,770,858

United States - 13.8%
U.S. Treasury Bonds
2.75%, 8/15/42	U.S.$	155	122,813
2.875%, 5/15/43		30	24,314
3.00%, 5/15/42		65	54,509
3.125%, 11/15/41-2/15/43		16,040	13,854,250
3.625%, 8/15/43		15,000	14,165,625
4.50%, 2/15/36		115	127,956
4.625%, 2/15/40		25,400	28,686,125
5.375%, 2/15/31		103,000	126,223,307

	Principal Amount (000)		U.S. $ Value
U.S. Treasury Notes
0.25%, 8/31/14	U.S.$	395	$395,339
0.50%, 7/31/17		70	68,529
0.625%, 8/31/17		40	39,250
0.75%, 6/30/17		50	49,473
0.875%, 11/30/16-1/31/17		33,105	33,137,423
1.00%, 8/31/16-5/31/18		36,480	35,694,656
1.625%, 8/15/22		8,400	7,631,534
2.00%, 11/30/20-11/15/21		96,840	93,070,921
2.625%, 4/30/16		410	430,116
2.625%, 11/15/20 (b)		78,093	79,362,011

			433,138,151

Total Governments - Treasuries (cost $1,560,944,565)			1,553,071,371

CORPORATES - INVESTMENT GRADES - 24.6%
Industrial - 11.3%
Basic - 1.3%
Barrick North America Finance LLC
4.40%, 5/30/21		3,745	3,605,858
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21		15	14,911
Dow Chemical Co. (The)
4.125%, 11/15/21		45	46,484
7.375%, 11/01/29		1,615	2,075,457
8.55%, 5/15/19		3,000	3,873,582
Freeport-McMoRan Copper & Gold, Inc.
2.375%, 3/15/18		40	39,902
Gerdau Trade, Inc.
4.75%, 4/15/23 (a)(c)		5,300	4,962,725
5.75%, 1/30/21 (a)		168	171,360
International Paper Co.
7.95%, 6/15/18		6,050	7,348,887
LYB International Finance BV
4.00%, 7/15/23		30	29,612
LyondellBasell Industries NV
5.75%, 4/15/24		5,435	6,090,858
Rio Tinto Finance USA PLC
2.25%, 12/14/18		35	34,827
2.875%, 8/21/22 (c)		6,680	6,225,954
3.50%, 3/22/22		1,851	1,816,427
Samarco Mineracao SA
4.125%, 11/01/22 (a)(c)		832	748,800
5.75%, 10/24/23 (a)		3,472	3,422,564
Vale SA
5.625%, 9/11/42		35	31,772

			40,539,980

Capital Goods - 0.6%
Odebrecht Finance Ltd.
4.375%, 4/25/25 (a)		9,945	8,659,027
Owens Corning
6.50%, 12/01/16 (d)		2,943	3,265,815
Republic Services, Inc.
5.25%, 11/15/21		6,898	7,520,510

	Principal Amount (000)		U.S. $ Value
5.50%, 9/15/19	U.S.$	15	$16,878

			19,462,230

Communications - Media - 1.7%
21st Century Fox America, Inc.
3.00%, 9/15/22		1,968	1,850,024
BSKYB Finance UK PLC
5.75%, 10/20/17 (a)	GBP	3,977	7,373,417
CBS Corp.
5.75%, 4/15/20	U.S.$	475	534,266
8.875%, 5/15/19		7,309	9,344,776
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		1,689	2,339,393
Comcast Corp.
4.25%, 1/15/33		10,000	9,289,190
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
1.75%, 1/15/18		2,925	2,869,331
3.80%, 3/15/22		4,900	4,707,116
4.60%, 2/15/21		45	46,471
4.75%, 10/01/14		1,560	1,606,412
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (a)(e)		1,661	1,719,135
Myriad International Holdings BV
6.00%, 7/18/20 (a)		5,287	5,760,643
Omnicom Group, Inc.
3.625%, 5/01/22		2,729	2,642,755
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		30	37,612
Time Warner Cable, Inc.
4.00%, 9/01/21		55	51,082
6.55%, 5/01/37		2,160	1,998,763

			52,170,386

Communications - Telecommunications - 1.9%
American Tower Corp.
5.05%, 9/01/20		5,800	6,133,349
AT&T, Inc.
4.45%, 5/15/21		4,259	4,484,003
5.35%, 9/01/40		45	44,524
5.80%, 2/15/19		2,937	3,366,856
Bell Canada
5.00%, 2/15/17 (a)	CAD	5,900	5,982,981
British Telecommunications PLC
9.625%, 12/15/30 (f)	U.S.$	5,972	8,911,681
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)		6,870	6,555,986
ENTEL Chile SA
4.875%, 10/30/24 (a)		4,969	4,854,012
Telefonica Emisiones SAU
5.462%, 2/16/21		15	15,827
United States Cellular Corp.
6.70%, 12/15/33		1,714	1,624,795
Verizon Communications, Inc.
5.15%, 9/15/23		7,177	7,705,888

	Principal Amount (000)		U.S. $ Value
6.55%, 9/15/43	U.S.$	7,521	$8,799,262
7.35%, 4/01/39		25	31,050
Vodafone Group PLC
6.15%, 2/27/37		30	32,513

			58,542,727

Consumer Cyclical - Automotive - 0.9%
BMW US Capital LLC
5.00%, 5/28/15	EUR	6,000	8,744,235
Ford Motor Credit Co. LLC
5.00%, 5/15/18	U.S.$	4,545	5,062,717
5.875%, 8/02/21		4,999	5,667,411
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)		4,647	4,853,169
6.80%, 6/15/18 (a)		4,000	4,622,192

			28,949,724

Consumer Cyclical - Entertainment - 0.2%
Time Warner, Inc.
4.70%, 1/15/21		65	69,010
7.625%, 4/15/31		5,000	6,327,830
Viacom, Inc.
5.625%, 9/15/19		10	11,373

			6,408,213

Consumer Cyclical - Other - 0.1%
Wyndham Worldwide Corp.
2.50%, 3/01/18		40	39,864
4.25%, 3/01/22		3,300	3,220,708

			3,260,572

Consumer Cyclical - Retailers - 0.3%
Dollar General Corp.
3.25%, 4/15/23		7,200	6,623,035
Gap, Inc. (The)
5.95%, 4/12/21		35	38,674
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		4,148	4,088,593

			10,750,302

Consumer Non-Cyclical - 1.1%
AbbVie, Inc.
1.75%, 11/06/17		10	9,983
Actavis, Inc.
3.25%, 10/01/22		3,014	2,811,215
Ahold Finance USA LLC
6.875%, 5/01/29		5,850	6,927,388
Alicorp SAA
3.875%, 3/20/23 (a)		3,260	2,930,449
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		10,015	12,303,257
Kroger Co. (The)
3.40%, 4/15/22		788	764,343
Laboratory Corp. of America Holdings
2.20%, 8/23/17		2,109	2,115,875

	Principal Amount (000)		U.S. $ Value
Reynolds American, Inc.
3.25%, 11/01/22	U.S.$	3,874	$3,570,728
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		2,875	2,847,682
Tyson Foods, Inc.
4.50%, 6/15/22		16	16,291

			34,297,211

Energy - 1.7%
Anadarko Petroleum Corp.
5.95%, 9/15/16		2,863	3,189,568
6.45%, 9/15/36		25	28,073
Apache Corp.
6.90%, 9/15/18		2,950	3,545,853
Encana Corp.
3.90%, 11/15/21		60	59,573
Marathon Petroleum Corp.
5.125%, 3/01/21		15	16,249
Nabors Industries, Inc.
5.10%, 9/15/23 (a)		5,000	5,016,388
Noble Energy, Inc.
8.25%, 3/01/19		6,280	7,805,701
Noble Holding International Ltd.
4.90%, 8/01/20		520	548,794
Phillips 66
4.30%, 4/01/22		12,784	12,991,305
Reliance Holdings USA, Inc.
5.40%, 2/14/22 (a)		4,758	4,802,351
Southwestern Energy Co.
4.10%, 3/15/22		2,200	2,180,880
Transocean, Inc.
3.80%, 10/15/22		45	42,652
6.375%, 12/15/21		5,500	6,180,433
6.50%, 11/15/20		3,750	4,282,275
Valero Energy Corp.
6.125%, 2/01/20		20	22,844
Weatherford International Ltd./Bermuda
6.00%, 3/15/18		2,631	2,952,737
9.625%, 3/01/19		45	57,819

			53,723,495

Technology - 0.4%
Agilent Technologies, Inc.
5.00%, 7/15/20		1,040	1,121,209
Baidu, Inc.
2.25%, 11/28/17		1,755	1,742,890
Hewlett-Packard Co.
4.65%, 12/09/21		15	15,445
Intel Corp.
4.80%, 10/01/41		20	19,505
Motorola Solutions, Inc.
3.50%, 3/01/23		25	23,129
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		8,140	7,911,836
Total System Services, Inc.
2.375%, 6/01/18		20	19,458

	Principal Amount (000)		U.S. $ Value
Xerox Corp.
8.25%, 5/15/14	U.S.$	10	$10,268

			10,863,740

Transportation - Airlines - 0.3%
Southwest Airlines Co.
5.25%, 10/01/14		3,015	3,111,272
Southwest Airlines Co. Pass Through Trust
Series 07-1
6.15%, 8/01/22		6,434	7,359,384

			10,470,656

Transportation - Railroads - 0.4%
Burlington Northern Santa Fe LLC
4.95%, 9/15/41		6,713	6,618,011
Canadian Pacific Railway Co.
6.50%, 5/15/18		1,276	1,487,224
CSX Corp.
6.25%, 3/15/18		5,000	5,778,345

			13,883,580

Transportation - Services - 0.4%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)		5,375	5,496,636
4.625%, 9/23/20 (a)		1,501	1,502,555
Ryder System, Inc.
5.85%, 11/01/16		4,332	4,798,972
7.20%, 9/01/15		20	21,956

			11,820,119

			355,142,935

Financial Institutions - 10.5%
Banking - 7.2%
ABN AMRO Bank NV
2.50%, 10/30/18 (a)		8,000	7,961,582
Akbank TAS
3.875%, 10/24/17 (a)		8,485	8,252,511
Bank of America Corp.
3.30%, 1/11/23		4,600	4,352,828
5.875%, 2/07/42		2,896	3,312,126
Series L
5.65%, 5/01/18		125	142,284
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	3,145	5,092,099
BBVA Banco Continental SA
5.00%, 8/26/22 (a)(c)	U.S.$	4,224	4,220,175
BNP Paribas SA
4.73%, 4/12/16 (a)	EUR	10,500	14,950,420
BPCE SA
5.70%, 10/22/23 (a)	U.S.$	6,236	6,424,701
Capital One Financial Corp.
4.75%, 7/15/21		25	26,584

	Principal Amount (000)		U.S. $ Value
Citigroup, Inc.
4.50%, 1/14/22	U.S.$	125	$132,464
5.875%, 1/30/42		5,217	5,863,251
Compass Bank
5.50%, 4/01/20		15	15,352
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		3,962	3,839,138
Credit Suisse AG
6.50%, 8/08/23 (a)		5,199	5,441,754
Danske Bank A/S
Series E
5.684%, 2/15/17	GBP	3,580	6,002,405
DNB Bank ASA
4.75%, 3/08/22 (a)	EUR	8,391	12,387,813
Fifth Third Bancorp
3.50%, 3/15/22	U.S.$	15	14,627
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22		10,600	11,932,293
Series D
6.00%, 6/15/20		135	154,788
HSBC Holdings PLC
4.00%, 3/30/22		8,000	8,222,792
5.10%, 4/05/21		65	72,244
6.50%, 9/15/37		2,617	3,095,220
ING Bank NV
3.75%, 3/07/17 (a)		8,070	8,499,485
JPMorgan Chase & Co.
4.40%, 7/22/20		75	80,622
4.50%, 1/24/22		7,644	8,085,296
JPMorgan Chase Bank NA
0.994%, 5/31/17 (d)	EUR	950	1,291,232
Lloyds Bank PLC
11.875%, 12/16/21 (a)		5,155	8,829,208
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)	U.S.$	607	658,255
Macquarie Group Ltd.
4.875%, 8/10/17 (a)		2,595	2,794,322
Manufacturers & Traders Trust Co.
6.625%, 12/04/17		9,586	11,097,578
Morgan Stanley
10.09%, 5/03/17 (a)	BRL	13,035	5,221,183
Series G
5.50%, 7/28/21	U.S.$	110	122,920
Murray Street Investment Trust I
4.647%, 3/09/17		765	823,819
National City Bank/Cleveland OH
5.80%, 6/07/17		4,925	5,550,884
Nordea Bank AB
4.875%, 5/13/21 (a)		5,865	6,062,193
PNC Funding Corp.
5.125%, 2/08/20		50	56,158
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)		5,000	5,212,500
Royal Bank of Scotland PLC (The)
5.625%, 8/24/20		40	44,781
9.50%, 3/16/22 (a)		3,991	4,669,470

	Principal Amount (000)		U.S. $ Value
Santander Issuances SAU
Series 23
6.50%, 7/27/19 (a)	EUR	5,150	$7,271,895
Skandinaviska Enskilda Banken AB
5.471%, 3/23/15 (a)	U.S.$	1,271	1,296,420
Societe Generale SA
5.75%, 4/20/16 (a)		1,856	2,009,120
Standard Chartered PLC
4.00%, 7/12/22 (a)		5,151	5,217,963
State Street Corp.
3.70%, 11/20/23		3,000	2,976,414
Svenska Handelsbanken AB
2.875%, 4/04/17		8,000	8,333,288
UBS AG/Jersey
4.28%, 4/15/15	EUR	7,000	9,702,124
UBS AG/Stamford CT
7.625%, 8/17/22	U.S.$	3,671	4,204,451
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		3,202	3,406,841

			225,427,873

Brokerage - 0.3%
Nomura Holdings, Inc.
2.00%, 9/13/16		8,480	8,550,104

Finance - 0.6%
General Electric Capital Corp.
2.30%, 4/27/17		12,650	13,002,593
4.65%, 10/17/21		15	16,342
Series G
5.625%, 5/01/18		2,900	3,330,267
HSBC Finance Corp.
6.676%, 1/15/21		1,894	2,176,276

			18,525,478

Insurance - 2.0%
Aflac, Inc.
8.50%, 5/15/19		3,400	4,342,483
Allied World Assurance Co., Ltd.
7.50%, 8/01/16		5	5,740
American International Group, Inc.
3.375%, 8/15/20		6,800	6,839,549
3.80%, 3/22/17		70	74,753
6.82%, 11/15/37		1,378	1,658,644
Coventry Health Care, Inc.
5.95%, 3/15/17		2,205	2,492,940
6.125%, 1/15/15		835	881,790
6.30%, 8/15/14		2,830	2,929,409
Five Corners Funding Trust
4.419%, 11/15/23 (a)		2,400	2,370,341
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)		1,494	1,915,313
Hartford Financial Services Group, Inc.
5.125%, 4/15/22		2,940	3,202,280
6.30%, 3/15/18		2,296	2,643,080

	Principal Amount (000)		U.S. $ Value
Humana, Inc.
6.45%, 6/01/16	U.S.$	442	$493,898
7.20%, 6/15/18		15	17,746
Lincoln National Corp.
8.75%, 7/01/19		2,963	3,813,843
Markel Corp.
7.125%, 9/30/19		1,430	1,702,651
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		5	7,165
MetLife, Inc.
3.048%, 12/15/22		30	27,977
4.75%, 2/08/21		2,840	3,069,503
Muenchener Rueckversicherungs AG
6.25%, 5/26/42 (a)	EUR	4,300	6,947,465
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	U.S.$	4,660	6,534,858
Prudential Financial, Inc.
5.625%, 6/15/43		6,525	6,394,500
Torchmark Corp.
9.25%, 6/15/19		3,400	4,384,521
UnitedHealth Group, Inc.
6.00%, 2/15/18		1,565	1,808,066
WellPoint, Inc.
3.30%, 1/15/23		15	13,998
XLIT Ltd.
5.25%, 9/15/14		20	20,614

			64,593,127

Other Finance - 0.1%
ORIX Corp.
4.71%, 4/27/15		2,824	2,944,192

REITS - 0.3%
Duke Realty LP
6.75%, 3/15/20		2,135	2,466,354
EPR Properties
7.75%, 7/15/20		4,389	5,013,682
ERP Operating LP
5.25%, 9/15/14		30	30,955
HCP, Inc.
5.375%, 2/01/21		3,219	3,504,133
6.70%, 1/30/18		35	40,681
Health Care REIT, Inc.
5.25%, 1/15/22		35	37,297
Healthcare Realty Trust, Inc.
6.50%, 1/17/17		20	22,429

			11,115,531

			331,156,305

Utility - 2.4%
Electric - 0.6%
CenterPoint Energy, Inc.
6.50%, 5/01/18		1,665	1,942,749
CMS Energy Corp.
5.05%, 3/15/22		2,595	2,801,484
Constellation Energy Group, Inc.
5.15%, 12/01/20		1,224	1,302,458

	Principal Amount (000)		U.S. $ Value
Enersis SA/Cayman Island
7.375%, 1/15/14	U.S.$	20	$20,038
Integrys Energy Group, Inc.
6.11%, 12/01/66		4,500	4,522,500
MidAmerican Energy Holdings Co.
6.125%, 4/01/36		30	34,082
Monongahela Power Co.
4.10%, 4/15/24 (a)		3,231	3,229,462
Pacific Gas & Electric Co.
4.50%, 12/15/41		15	14,103
TECO Finance, Inc.
4.00%, 3/15/16		315	333,987
5.15%, 3/15/20		2,970	3,257,193
Union Electric Co.
6.70%, 2/01/19		2,019	2,422,449
Wisconsin Electric Power Co.
4.25%, 12/15/19		35	38,293

			19,918,798

Natural Gas - 1.8%
CenterPoint Energy Resources Corp.
4.50%, 1/15/21		1,460	1,557,274
DCP Midstream LLC
5.35%, 3/15/20 (a)		1,515	1,583,411
9.75%, 3/15/19 (a)		1,910	2,376,493
Energy Transfer Partners LP
4.90%, 2/01/24		6,500	6,598,638
6.125%, 2/15/17		30	33,368
Enterprise Products Operating LLC
5.20%, 9/01/20		50	55,619
GDF Suez
1.625%, 10/10/17 (a)		2,965	2,935,024
Kinder Morgan Energy Partners LP
2.65%, 2/01/19		1,651	1,632,690
3.50%, 9/01/23		2,783	2,555,306
3.95%, 9/01/22		1,116	1,087,497
4.15%, 3/01/22		1,959	1,944,748
6.85%, 2/15/20		2,081	2,473,651
Nisource Finance Corp.
6.80%, 1/15/19		7,815	9,095,035
ONEOK, Inc.
4.25%, 2/01/22		35	32,926
Sempra Energy
6.50%, 6/01/16		5,700	6,413,657
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)(c)		6,500	6,390,937
TransCanada PipeLines Ltd.
6.35%, 5/15/67		15	15,408
Williams Cos., Inc. (The)
3.70%, 1/15/23		35	30,548
Williams Partners LP
4.00%, 11/15/21		2,603	2,570,767
4.50%, 11/15/23		4,200	4,171,461

	Principal Amount (000)		U.S. $ Value
5.25%, 3/15/20	U.S.$	1,000	$1,093,474

			54,647,932

			74,566,730

Non Corporate Sectors - 0.4%
Agencies - Not Government Guaranteed - 0.4%
CNOOC Finance 2013 Ltd.
1.75%, 5/09/18		1,699	1,660,779
Electricite de France
5.25%, 1/29/23 (a)		7,903	7,863,485
Gazprom OAO Via Gaz Capital SA
9.25%, 4/23/19 (a)		2,546	3,131,580

			12,655,844

Total Corporates - Investment Grades (cost $734,946,834)			773,521,814

MORTGAGE PASS-THROUGHS - 6.4%
Agency Fixed Rate 30-Year - 3.7%
Federal Home Loan Mortgage Corp. Gold
4.50%, 10/01/39		133	140,814
Federal National Mortgage Association
3.00%, 4/01/43-11/01/43		30,404	28,898,852
3.50%, 7/01/43		151	150,208
3.50%, 1/01/44, TBA		11,204	11,129,302
4.00%, 1/01/44, TBA		63,500	65,365,312
5.00%, 12/01/39		61	66,918
5.50%, 9/01/36-5/01/38		8,857	9,730,296
Series 2005
5.50%, 2/01/35		58	63,405
Series 2007
5.50%, 9/01/36-8/01/37		67	74,189
Series 2008
5.50%, 3/01/37		20	21,987

			115,641,283

Agency Fixed Rate 15-Year - 2.7%
Federal National Mortgage Association
3.00%, 1/01/28, TBA		62,000	63,271,484
3.50%, 2/01/29, TBA		22,750	23,730,205

			87,001,689

Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
2.38%, 11/01/35 (d)		20	21,482
Federal National Mortgage Association
Series 2007
2.31%, 10/01/37 (d)		10	11,103

			32,585

Total Mortgage Pass-Throughs (cost $203,920,412)			202,675,557

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 4.8%
Industrial - 3.0%
Basic - 0.1%
Calcipar SA
6.875%, 5/01/18 (a)	U.S.$	876	$928,560
Eagle Spinco, Inc.
4.625%, 2/15/21 (a)		1,038	1,017,240

			1,945,800

Capital Goods - 0.2%
B/E Aerospace, Inc.
5.25%, 4/01/22		3,780	3,836,700
Sealed Air Corp.
5.25%, 4/01/23 (a)		2,979	2,897,077

			6,733,777

Communications - Media - 0.8%
Clear Channel Communications, Inc.
9.00%, 12/15/19		92	93,840
Clear Channel Worldwide Holdings, Inc.
Series B
7.625%, 3/15/20		4,475	4,704,344
DISH DBS Corp.
5.00%, 3/15/23		3,500	3,263,750
Intelsat Jackson Holdings SA
5.50%, 8/01/23 (a)		7,000	6,658,750
Quebecor Media, Inc.
5.75%, 1/15/23		3,754	3,631,995
Sirius XM Holdings, Inc.
4.625%, 5/15/23 (a)		3,635	3,289,675
Virgin Media Secured Finance PLC
5.25%, 1/15/21		2,523	2,574,088
6.00%, 4/15/21 (a)	GBP	882	1,497,062

			25,713,504

Communications - Telecommunications - 0.4%
MetroPCS Wireless, Inc.
6.625%, 4/01/23 (a)(c)	U.S.$	3,200	3,304,000
Sprint Corp.
7.875%, 9/15/23 (a)		3,500	3,762,500
Telecom Italia Capital SA
7.175%, 6/18/19		15	16,837
tw telecom holdings, Inc.
6.375%, 9/01/23 (a)		4,048	4,209,920

			11,293,257

Consumer Cyclical - Automotive - 0.0%
Dana Holding Corp.
6.00%, 9/15/23		1,318	1,321,295

Consumer Cyclical - Other - 0.1%
Choice Hotels International, Inc.
5.75%, 7/01/22		305	318,344

	Principal Amount (000)		U.S. $ Value
MCE Finance Ltd.
5.00%, 2/15/21 (a)	U.S.$	3,500	$3,421,250

			3,739,594

Consumer Non-Cyclical - 0.7%
Boparan Finance PLC
9.875%, 4/30/18 (a)	GBP	3,300	6,011,098
Goodyear Dunlop Tires Europe BV
6.75%, 4/15/19 (a)	EUR	2,300	3,440,970
HCA, Inc.
4.75%, 5/01/23	U.S.$	3,500	3,290,000
Smithfield Foods, Inc
5.875%, 8/01/21 (a)		6,091	6,243,275
6.625%, 8/15/22		1,587	1,682,220
TeamSystem Holding SpA
7.375%, 5/15/20 (a)	EUR	1,264	1,784,322

			22,451,885

Energy - 0.7%
Cimarex Energy Co.
5.875%, 5/01/22	U.S.$	2,296	2,428,020
Denbury Resources, Inc.
4.625%, 7/15/23		3,647	3,291,417
Linn Energy LLC/Linn Energy Finance Corp.
7.00%, 11/01/19 (a)		3,340	3,373,400
Offshore Group Investment Ltd.
7.125%, 4/01/23		7,916	8,074,320
SandRidge Energy, Inc.
7.50%, 2/15/23		1,894	1,922,410
8.125%, 10/15/22		1,266	1,341,960

			20,431,527

			93,630,639

Financial Institutions - 1.3%
Banking - 0.7%
Bank of America Corp.
Series U
5.20%, 6/01/23		3,552	3,125,760
Barclays Bank PLC
7.625%, 11/21/22		4,641	4,942,665
Barclays PLC
8.00%, 12/15/20	EUR	1,435	2,038,985
Credit Suisse Group AG
7.50%, 12/11/23 (a)	U.S.$	3,363	3,556,373
DNB Bank ASA
6.012%, 3/29/17 (a)	GBP	266	459,556
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	U.S.$	4,145	4,425,807
Societe Generale SA
5.922%, 4/05/17 (a)(c)		4,800	5,016,000

			23,565,146

	Principal Amount (000)		U.S. $ Value
Finance - 0.3%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)	U.S.$	5,499	$6,161,053
SLM Corp.
7.25%, 1/25/22		2,620	2,770,650
8.00%, 3/25/20		410	464,325

			9,396,028

Insurance - 0.2%
American Equity Investment Life Holding Co.
6.625%, 7/15/21		4,072	4,255,240
ING Groep NV
5.775%, 12/08/15		2,332	2,401,960

			6,657,200

Other Finance - 0.1%
iPayment, Inc.
10.25%, 5/15/18		2,630	2,156,600

			41,774,974

Utility - 0.5%
Electric - 0.4%
Calpine Corp.
5.875%, 1/15/24 (a)		4,321	4,223,778
FirstEnergy Corp.
Series B
4.25%, 3/15/23		8,500	7,923,300

			12,147,078

Natural Gas - 0.1%
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 3/01/20		3,511	3,668,995
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		935	850,850

			4,519,845

			16,666,923

Total Corporates - Non-Investment Grades (cost $149,141,412)			152,072,536

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.1%
Non-Agency Fixed Rate CMBS - 2.8%
Banc of America Commercial Mortgage Trust
Series 2006-5, Class A1A
5.415%, 9/10/47		54	58,511
Series 2006-5, Class A4
5.414%, 9/10/47		60	65,102
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.778%, 3/15/49		23	25,180

	Principal Amount (000)		U.S. $ Value
Series 2006-C4, Class A3
5.778%, 3/15/49	U.S.$	9,100	$9,861,224
Series 2007-C6, Class A4
5.705%, 12/10/49		14,000	15,657,376
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46		2,635	2,870,935
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		4,398	4,246,313
Commercial Mortgage Trust
Series 2006-C8, Class AJ
5.377%, 12/10/46		5,687	5,456,331
Series 2013-CR6, Class A2
2.122%, 3/10/46		80	80,450
Credit Suisse Commercial Mortgage Trust
Series 2006-C3, Class A3
5.791%, 6/15/38		44	47,603
Series 2006-C5, Class A3
5.311%, 12/15/39		10,910	11,816,872
GE Commercial Mortgage Corp.
Series 2006-C1, Class AJ
5.28%, 3/10/44		1,218	1,153,853
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.444%, 3/10/39		6,547	7,191,333
Series 2007-GG9, Class AM
5.475%, 3/10/39		3,619	3,851,494
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)(f)		4,825	4,513,619
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18, Class A1A
5.431%, 6/12/47		86	94,465
Series 2007-CB20, Class A1A
5.746%, 2/12/51		7,396	8,284,175
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		82	90,753
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class AM
5.493%, 2/15/40		3,757	3,964,563
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38		24	24,157
Series 2006-C2, Class A1A
5.739%, 8/12/43		26	28,661
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		101	109,600
Series 2006-4, Class AJ
5.239%, 12/12/49		5,398	5,259,709
ML-CFC Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 9/12/49		65	72,222

	Principal Amount (000)		U.S. $ Value
Morgan Stanley Capital I Trust
Series 2007-T27, Class A1A
5.648%, 6/11/42	U.S.$	62	$69,538
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		15	14,331
Series 2012-C4, Class A5
2.85%, 12/10/45		30	27,963
Wachovia Bank Commercial Mortgage Trust
Series 2005-C22, Class AJ
5.379%, 12/15/44		1,325	1,327,602
Series 2006-C25, Class A1A
5.719%, 5/15/43		69	75,898
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		40	38,433

			86,378,266

Agency CMBS - 0.3%
FHLMC Multifamily Structured Pass - Through Certificates
Series K008, Class A2
3.531%, 6/25/20		10,273	10,688,548

Total Commercial Mortgage-Backed Securities (cost $95,136,930)			97,066,814

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.6%
Non-Agency Fixed Rate - 1.7%
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		8,889	8,525,328
Series 2007-AR4, Class 1A1A
5.546%, 3/25/37		1,414	1,326,434
Countrywide Alternative Loan Trust
Series 2006-24CB, Class A15
5.75%, 6/25/36		4,469	3,754,687
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		3,694	3,100,259
Series 2007-13, Class A2
6.00%, 6/25/47		5,131	4,120,806
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-HY4, Class 1A1
2.726%, 9/25/47		1,608	1,328,640
Credit Suisse Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		3,410	2,973,078
First Horizon Alternative Mortgage Securities Trust
Series 2006-AA5, Class A1
2.241%, 9/25/36		1,976	1,557,612
Series 2006-AA7, Class A1
2.181%, 1/25/37		2,693	2,210,783
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		1,884	1,682,381

	Principal Amount (000)		U.S. $ Value
Residential Accredit Loans, Inc.
Series 2005-QA7, Class A21
3.049%, 7/25/35	U.S.$	2,523	$2,199,768
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		5,395	5,096,010
Series 2006-QS2, Class 1A8
6.00%, 2/25/36		6,794	5,549,166
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
2.626%, 12/28/37		7,957	7,225,117
Series 2007-AR8, Class A1
5.917%, 11/25/37		3,666	3,272,915

			53,922,984

Non-Agency Floating Rate - 0.9%
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
0.415%, 4/25/37 (d)		1,873	1,143,774
Series 2007-FA2, Class 1A5
0.465%, 4/25/37 (d)		2,121	1,300,257
IndyMac Index Mortgage Loan Trust
Series 2007-FLX3, Class A1
0.405%, 6/25/37 (d)		2,912	2,573,207
Luminent Mortgage Trust
Series 2006-6, Class A1
0.365%, 10/25/46 (d)		7,892	6,718,150
Residential Accredit Loans, Inc.
Series 2006-QO6, Class A2
0.395%, 6/25/46 (d)		2,043	952,500
Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
7.315%, 7/25/23 (d)		4,500	5,315,170
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2007-OA4, Class A1A
0.905%, 4/25/47 (d)		3,708	2,653,327
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-OA1, Class A1A
0.839%, 2/25/47 (d)		7,915	6,244,561

			26,900,946

Agency Fixed Rate - 0.0%
Federal Home Loan Mortgage Corp.
Series 4119, Class LI
3.50%, 6/15/39 (g)		6,722	1,307,356

Total Collateralized Mortgage Obligations (cost $78,828,356)			82,131,286

COVERED BONDS - 1.9%
Abbey National Treasury Services PLC/London
4.25%, 4/12/21 (a)	EUR	8,100	12,858,772
Banco Bilbao Vizcaya Argentaria SA
3.25%, 1/24/16		6,000	8,586,514

	Principal Amount (000)		U.S. $ Value
BNP Paribas Home Loan SFH
2.20%, 11/02/15 (a)	U.S.$	9,054	$9,282,161
Caisse Francaise de Financement Local
3.50%, 9/16/16	EUR	2,600	3,838,572
Cie de Financement Foncier SA
4.125%, 10/25/17		5,215	7,994,302
Credit Agricole Home Loan SFH
2.875%, 9/09/16 (a)		5,300	7,711,556
Danske Bank A/S
4.125%, 11/26/19		2,350	3,694,636
Societe Generale SFH
1.00%, 12/19/17		100	137,664
3.25%, 6/06/16 (a)		4,000	5,850,973

Total Covered Bonds (cost $53,825,082)			59,955,150

EMERGING MARKETS - CORPORATE BONDS - 1.7%
Industrial - 1.7%
Basic - 0.5%
Gold Fields Orogen Holding BVI Ltd.
4.875%, 10/07/20 (a)	U.S.$	3,800	3,072,942
Severstal OAO Via Steel Capital SA
5.90%, 10/17/22 (a)(c)		3,334	3,220,735
Vedanta Resources PLC
8.75%, 1/15/14 (a)(c)		8,139	8,139,000

			14,432,677

Capital Goods - 0.4%
Cemex Espana Luxembourg
9.875%, 4/30/19 (a)		1,554	1,775,445
Cemex SAB de CV
7.25%, 1/15/21 (a)		4,049	4,190,715
Ferreycorp SAA
4.875%, 4/26/20 (a)		1,007	938,343
Grupo Cementos de Chihuahua SAB de CV
8.125%, 2/08/20 (a)		2,075	2,173,563
Grupo KUO SAB de CV
6.25%, 12/04/22 (a)		953	956,373
Servicios Corporativos Javer SAPI de CV
9.875%, 4/06/21 (a)(c)		3,500	3,535,000

			13,569,439

Communications - Telecommunications - 0.2%
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, 4/30/18 (a)		5,000	5,862,500

Consumer Cyclical - Retailers - 0.2%
Office Depot de Mexico SA de CV
6.875%, 9/20/20 (a)		6,500	6,597,500

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.3%
Cosan Luxembourg SA
5.00%, 3/14/23 (a)	U.S.$	2,190	$1,944,873
9.50%, 3/14/18 (a)	BRL	5,203	1,896,764
Marfrig Holding Europe BV
11.25%, 9/20/21 (a)	U.S.$	3,155	2,998,828
Virgolino de Oliveira Finance Ltd.
10.50%, 1/28/18 (a)(c)		4,000	2,720,000

			9,560,465

Energy - 0.1%
Pacific Rubiales Energy Corp.
5.125%, 3/28/23 (a)		3,145	2,820,039
7.25%, 12/12/21 (a)		1,630	1,727,800

			4,547,839

Total Emerging Markets - Corporate Bonds (cost $55,969,334)			54,570,420

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 1.7%
United States - 1.7%
Broward Cnty FL Arpt System Revenue (Fort Lauderdale Hollywood Intl Arpt Fl)
Series 2012Q
5.00%, 10/01/42		40	39,576
Buckeye OH Tobacco Settlement Fin Auth
Series 2007A-2
5.875%, 6/01/47		5,350	3,964,457
California GO
7.625%, 3/01/40		30	39,236
7.95%, 3/01/36		10,685	12,352,074
City Public Service Board of San Antonio
5.00%, 2/01/43		40	40,699
Contra Costa CA Community College District
5.00%, 8/01/38		40	41,383
Golden St Tobacco Securitization CA
Series 2007A-1
5.125%, 6/01/47		6,495	4,384,515
Illinois GO
7.35%, 7/01/35		4,440	4,888,129
Metropolitan Trnsp Auth NY
Series 2013A
5.00%, 11/15/38		45	45,366
New Jersey State Turnpike Authority
Series 2013A
5.00%, 1/01/38		5,000	5,118,100
San Diego Unified School District
Series 2013C
5.00%, 7/01/35		5,000	5,242,650
Texas Transp Comm (Texas St Hwy Fund First Tier)
Series 2010B
5.178%, 4/01/30		3,400	3,633,648
Tobacco Settlement Auth IA
Series 2005C
5.625%, 6/01/46		5,100	3,777,927

	Principal Amount (000)		U.S. $ Value
Tobacco Settlement Fin Corp. MI
Series 2007A
6.00%, 6/01/48	U.S.$	6,460	$4,761,472
Tobacco Settlement Fin Corp. NJ
Series 2007-1A
5.00%, 6/01/41		2,585	1,819,504
Tobacco Settlement Fin Corp. VA
Series 2007B1
5.00%, 6/01/47		2,810	1,749,422
University of Massachusetts Building Authority
Series 2013-1
5.00%, 11/01/39		40	41,588

Total Local Governments - Municipal Bonds (cost $53,763,604)			51,939,746

QUASI-SOVEREIGNS - 0.9%
Quasi-Sovereign Bonds - 0.9%
China - 0.1%
CNOOC Curtis Funding No 1 Pty Ltd.
4.50%, 10/03/23 (a)		2,055	2,037,157

Indonesia - 0.3%
Pertamina Persero PT
6.00%, 5/03/42 (a)		8,000	6,573,628
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (a)		3,874	3,728,725

			10,302,353

South Korea - 0.2%
Korea National Oil Corp.
3.125%, 4/03/17 (a)		8,000	8,239,320

United Arab Emirates - 0.3%
IPIC GMTN Ltd.
5.50%, 3/01/22 (a)		7,800	8,502,000

Total Quasi-Sovereigns (cost $29,556,883)			29,080,830

	Shares
PREFERRED STOCKS - 0.9%
Financial Institutions - 0.7%
Banking - 0.6%
Goldman Sachs Group, Inc. (The)
Series J
5.50%		174,675	3,893,506
Morgan Stanley
6.875%		250,000	6,257,500
PNC Financial Services Group, Inc. (The)
6.125%		325,000	8,206,250

			18,357,256

REITS - 0.1%
Sabra Health Care REIT, Inc.
7.125%		194,150	4,601,355

			22,958,611

Company	Shares		U.S. $ Value
Industrial - 0.2%
Consumer Non-Cyclical - 0.2%
Ventas Realty LP/Ventas Capital Corp.
5.45%		227,075	$4,825,344

Total Preferred Stocks (cost $29,272,500)			27,783,955

COMMON STOCKS - 0.6%
Mt. Logan Re Ltd. (Preference Shares) (h) (cost $18,100,000)		18,100	19,410,270

	Principal Amount (000)
BANK LOANS - 0.5%
Industrial - 0.5%
Basic - 0.1%
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.)
4.25%, 6/28/19 (d)	U.S.$	1,906	1,924,158

Capital Goods - 0.1%
ClubCorp Club Operations, Inc.
4.00%, 7/24/20 (d)		2,946	2,964,688

Communications - Media - 0.0%
Clear Channel Communications, Inc.
3.81%, 1/29/16 (d)		310	299,685

Consumer Cyclical - Retailers - 0.1%
Burlington Coat Factory Warehouse Corporation
4.25%, 2/23/17 (d)		866	873,767
Harbor Freight Tools USA, Inc.
4.75%, 7/26/19 (d)		990	1,000,899

			1,874,666

Consumer Non-Cyclical - 0.1%
Air Medical Group Holdings, Inc.
5.00%, 6/30/18 (d)		2,456	2,478,915

Energy - 0.0%
CITGO Petroleum Corporation
9.00%, 6/24/17 (d)		1,265	1,274,847

Other Industrial - 0.0%
Gardner Denver, Inc.
4.25%, 7/30/20 (d)		1,646	1,645,678

Services - 0.1%
Supervalu, Inc.
5.00%, 3/21/19 (d)		4,204	4,240,010

Technology - 0.0%
Avaya, Inc.
4.74%, 10/26/17 (d)		158	154,204

	Principal Amount (000)		U.S. $ Value
Total Bank Loans (cost $16,609,041)			$16,856,851

GOVERNMENTS - SOVEREIGN AGENCIES - 0.5%
Germany - 0.2%
Commerzbank AG
8.125%, 9/19/23 (a)	U.S.$	5,977	6,589,643
Landwirtschaftliche Rentenbank
5.125%, 2/01/17		5	5,625

			6,595,268

Norway - 0.2%
Eksportfinans ASA
2.00%, 9/15/15		442	435,370
2.375%, 5/25/16		5,271	5,185,346

			5,620,716

Russia - 0.1%
VTB Bank OJSC Via VTB Capital SA
6.875%, 5/29/18 (a)		2,936	3,203,763

Total Governments - Sovereign Agencies (cost $14,109,378)			15,419,747

GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Poland - 0.1%
Poland Government International Bond
6.375%, 7/15/19		3,000	3,506,250

Qatar - 0.3%
Qatar Government International Bond
4.50%, 1/20/22 (a)		7,036	7,447,606

Total Governments - Sovereign Bonds (cost $10,646,305)			10,953,856

WHOLE LOAN TRUSTS - 0.3%
Performing Asset - 0.3%
Financial Claims - 0.3%
Aeroservicios Especializados
10.50%, 3/19/18 (h)(i)		3,826	3,825,653
Alpha Credit Debt Fund LLC
15.00%, 1/15/18 (h)(i)		3,375	3,375,000
Ede Del Este, SA
12.00%, 3/31/16 (h)(i)		1,886	1,939,570

Total Whole Loan Trust (cost $9,135,181)			9,140,223

SUPRANATIONALS - 0.1%
European Investment Bank
7.25%, 2/22/15
(cost $2,810,859)	IDR	24,700,000	1,933,930

	Principal Amount (000)		U.S. $ Value
ASSET-BACKED SECURITIES - 0.0%
Autos - Fixed Rate - 0.0%
Ally Auto Receivables Trust
Series 2013-SN1, Class A3
0.72%, 5/20/16	U.S.$	65	$65,113
AmeriCredit Automobile Receivables Trust
Series 2012-4, Class A2
0.49%, 4/08/16		28	28,385
Series 2013-1, Class A2
0.49%, 6/08/16		23	22,822
Series 2013-3, Class A3
0.92%, 4/09/18		80	79,995
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		35	35,267
Capital Auto Receivables Asset Trust
Series 2013-3, Class A2
1.04%, 11/21/16		80	80,257
Carfinance Capital Auto Trust
Series 2013-1A, Class A
1.65%, 7/17/17 (a)		23	22,588
Fifth Third Auto Trust
Series 2013-A, Class A3
0.61%, 9/15/17		30	29,936
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (a)		14	14,211
Mercedes-Benz Auto Lease Trust
Series 2013-A, Class A3
0.59%, 2/15/16		30	30,017
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (a)		10	9,795
Nissan Auto Lease Trust
Series 2012-B, Class A2A
0.45%, 6/15/15		15	14,964
Santander Drive Auto Receivables Trust
Series 2013-3, Class C
1.81%, 4/15/19		40	39,733
Series 2013-4, Class A3
1.11%, 12/15/17		95	95,472
SMART Trust/Australia
Series 2012-4US, Class A2A
0.67%, 6/14/15		19	18,545
Volkswagen Auto Loan Enhanced Trust
Series 2011-1, Class A3
1.22%, 6/22/15		13	12,740
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class A3
0.93%, 11/16/15		55	55,150

			654,990

	Principal Amount (000)		U.S. $ Value
Credit Cards - Fixed Rate - 0.0%
American Express Credit Account Master Trust
Series 2012-2, Class A
0.68%, 3/15/18	U.S.$	100	$100,181
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		30	29,947

			130,128

Autos - Floating Rate - 0.0%
Ford Credit Floorplan Master Owner Trust
Series 2010-3, Class A2
1.867%, 2/15/17 (a)(d)		105	106,638

Other ABS - Fixed Rate - 0.0%
CNH Equipment Trust
Series 2013-C, Class A2
0.63%, 1/17/17		65	65,023

Total Asset-Backed Securities (cost $954,060)			956,779

AGENCIES - 0.0%
Agency Debentures - 0.0%
Federal National Mortgage Association
6.25%, 5/15/29		95	119,096
6.625%, 11/15/30		150	195,117
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		225	187,780

Total Agencies (cost $512,303)			501,993

	Shares
SHORT-TERM INVESTMENTS - 4.7%
Investment Companies - 4.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (j) (cost $145,266,527)		145,266,527	145,266,527

	Principal Amount (000)
Time Deposits - 0.1%
Bank of Nova Scotia, London
0.082%, 1/02/14	EUR	87	119,905
BBH, Grand Cayman
0.051%, 1/02/14	GBP	16	26,484
0.005%, 1/06/14	JPY	8,883	84,511
1.40%, 1/03/14	NZD	1	658

		Principal Amount (000)	U.S. $ Value
BTMU, Grand Cayman
0.03%, 1/02/14	U.S.$	2,859	$2,859,408

Total Time Deposits (cost $3,090,966)			3,090,966

Total Short-Term Investments (cost $148,357,493)			148,357,493

Total Investments - 105.1% (cost $3,266,540,532) (k)			3,307,400,621
Other assets less liabilities - (5.1)%			(160,000,181)

Net Assets - 100.0%			$3,147,400,440

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Japanese 10 Yr Bond Futures (TSE)	32	March 2014	$43,723,103	$43,549,900	$(173,203)
Sold Contracts
U.S. Long Bond Futures (CBT)	2,098	March 2014	273,690,667	269,199,625	4,491,042

					$4,317,839

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	1,138,431	USD	11,106	1/24/14	$294,637
Brown Brothers Harriman & Co.	EUR	3,410	USD	4,659	1/30/14	(32,479)
Credit Suisse International	CAD	15,568	USD	14,603	1/16/14	(47,221)
Credit Suisse International	AUD	183,374	USD	162,744	2/07/14	(608,735)
Deutsche Bank	EUR	32,001	USD	44,041	1/30/14	18,066
Deutsche Bank	USD	5,257	GBP	3,202	1/30/14	44,826
Deutsche Bank	USD	15,819	NZD	19,246	2/14/14	(38,914)
Goldman Sachs	BRL	15,362	USD	6,558	1/03/14	46,280
Goldman Sachs	USD	6,441	BRL	15,362	1/03/14	70,301
Goldman Sachs	CAD	32,521	USD	30,527	1/16/14	(77,913)
Goldman Sachs	SEK	385,491	USD	58,573	1/17/14	(1,347,119)
Goldman Sachs	USD	46,891	SEK	307,946	1/17/14	975,103
Goldman Sachs	EUR	7,386	USD	10,091	1/30/14	(69,357)
Goldman Sachs	GBP	181,931	USD	295,738	1/30/14	(5,475,822)
Goldman Sachs	BRL	15,362	USD	6,390	2/04/14	(68,042)
Morgan Stanley	EUR	392,834	USD	539,958	1/30/14	(455,862)
Royal Bank of Canada	CAD	48,851	USD	46,127	1/16/14	152,932
Royal Bank of Canada	CAD	246,545	USD	231,131	1/16/14	(891,161)
Royal Bank of Canada	USD	104,350	CAD	111,087	1/16/14	193,166
Royal Bank of Canada	MXN	657,700	USD	50,411	3/14/14	318,994
Royal Bank of Canada	USD	2,058	MXN	26,807	3/14/14	(16,630)
Royal Bank of Scotland	PLN	7,026	USD	2,266	1/10/14	(58,649)
Standard Chartered Bank	BRL	15,362	USD	6,626	1/03/14	114,445

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	USD	6,558	BRL	15,362	1/03/14	$(46,280)
Standard Chartered Bank	IDR	28,607,554	USD	2,391	1/24/14	54,631

						$(6,950,803)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(CME Group)	193,770	8/08/15	3 Month LIBOR	0.48%	$557,504
Morgan Stanley & Co. LLC/(CME Group)	339,200	8/08/18	1.56%	3 Month LIBOR	(1,206,813)
Morgan Stanley & Co. LLC/(CME Group)	145,430	8/08/23	3 Month LIBOR	2.82%	(1,001,828)
Morgan Stanley & Co. LLC/(LCH)	75,000	12/23/23	2.99%	3 Month LIBOR	623,164

					$(1,027,973)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	ImpliedCredit Spread at December 31 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG London:
Time Warner Cable, Inc., 5.85% 5/01/17, 12/20/18*	(1.00)%	1.65%	1,100	$(35,143)	$(44,400)	$(9,257)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity	U.S. $ Value at December 31, 2013
Barclays Capital Inc.†	(0.50	)%*	—	$1,559,718
Barclays Capital Inc.†	(0.25	)%*	—	1,205,824
Barclays Capital Inc.†	(0.25	)%*	—	1,484,604
Credit Suisse Securities (USA) LLC†	(1.00	)%*	—	3,512,810

Broker	Interest Rate		Maturity	U.S. $ Value at December 31, 2013
Credit Suisse Securities (USA) LLC†	(0.75	)%*	—	$3,162,268
Credit Suisse Securities (USA) LLC†	(0.50	)%*	—	838,581
Credit Suisse Securities (USA) LLC†	(0.50	)%*	—	3,018,163
Credit Suisse Securities (USA) LLC†	(0.50	)%*	—	3,069,147
Credit Suisse Securities (USA) LLC†	(0.50	)%*	—	4,172,565
Credit Suisse Securities (USA) LLC†	(0.15	)%*	—	753,184
Credit Suisse Securities (USA) LLC†	0.00%		—	3,097,500
Credit Suisse Securities (USA) LLC†	0.00%		—	4,394,500
Deutsche Bank Securities Inc.†	(1.00	)%*	—	519,827
JP Morgan Chase Bank, NA†	(0.50	)%*	—	498,639

				$31,287,330

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2013
*	Interest payment due from counterparty.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the aggregate market value of these securities amounted to $940,321,766 or 29.9% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $6,062,948.
(c)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $30,812,770.
(d)	Floating Rate Security. Stated interest rate was in effect at December 31, 2013.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2013.
(f)	Variable rate coupon, rate shown as of December 31, 2013.
(g)	IO—Interest Only
(h)	Illiquid security.
(i)	Fair valued by the Adviser.
(j)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(k)	As of December 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $94,517,118 and gross unrealized depreciation of investments was $(53,647,049), resulting in net unrealized appreciation of $40,870,069.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah

JPY	-	Japanese Yen
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TSE	-	Tokyo Stock Exchange

Country Breakdown*

December 31, 2013 (unaudited)

44.4%	United States
11.0%	United Kingdom
5.4%	Canada
5.2%	Australia
4.2%	Germany
4.0%	Netherlands
3.7%	France
2.1%	Mexico
2.0%	Italy
1.7%	Spain
1.3%	Belgium
1.1%	Sweden
1.0%	Brazil
8.4%	Other
4.5%	Short-Term

100.0%

*	All data are as of December 31, 2013. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.7% or less in the following countries: Austria, Bermuda, Chile, China, Colombia, Denmark, Dominican Republic, Finland, India, Indonesia, Ireland, Japan, Luxembourg, Macau, Norway, Peru, Poland, Qatar, Russia, South Africa, South Korea, Supranational, Switzerland, Turkey, and United Arab Emirates, .

AllianceBernstein Global Bond

December 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2013:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$1,553,071,371		$	– 0	–	$1,553,071,371
Corporates - Investment Grades		– 0	–	773,521,814			– 0	–	773,521,814
Mortgage Pass-Throughs		– 0	–	202,675,557			– 0	–	202,675,557
Corporates - Non-Investment Grades		– 0	–	152,072,536			– 0	–	152,072,536
Commercial Mortgage-Backed Securities		– 0	–	76,053,262			21,013,552		97,066,814
Collateralized Mortgage Obligations		– 0	–	1,307,356			80,823,930		82,131,286
Covered Bonds		– 0	–	59,955,150			– 0	–	59,955,150
Emerging Markets - Corporate Bonds		– 0	–	54,570,420			– 0	–	54,570,420
Local Governments - Municipal Bonds		– 0	–	51,939,746			– 0	–	51,939,746
Quasi-Sovereigns		– 0	–	29,080,830			– 0	–	29,080,830
Preferred Stocks		27,783,955		– 0	–		– 0	–	27,783,955
Common Stocks		– 0	–	– 0	–		19,410,270		19,410,270
Bank Loans		– 0	–	– 0	–		16,856,851		16,856,851
Governments - Sovereign Agencies		– 0	–	15,419,747			– 0	–	15,419,747
Governments - Sovereign Bonds		– 0	–	10,953,856			– 0	–	10,953,856
Whole Loan Trusts		– 0	–	– 0	–		9,140,223		9,140,223
Supranationals		– 0	–	1,933,930			– 0	–	1,933,930
Asset-Backed Securities		– 0	–	891,756			65,023		956,779
Agencies		– 0	–	501,993			– 0	–	501,993
Short-Term Investments:
Investment Companies		145,266,527		– 0	–		– 0	–	145,266,527
Time Deposits		– 0	–	3,090,966			– 0	–	3,090,966

Total Investments in Securities		173,050,482		2,987,040,290			147,309,849		3,307,400,621
Other Financial Instruments*:
Assets
Centrally Cleared Interest Rate Swaps		– 0	–	1,180,668			– 0	–	1,180,668
Futures		4,491,042		– 0	–		– 0	–	4,491,042
Forward Currency Exchange Contracts		– 0	–	2,283,381			– 0	–	2,283,381
Liabilities
Credit Default Swaps		– 0	–	(9,257)			– 0	–	(9,257)
Centrally Cleared Interest Rate Swaps		– 0	–	(2,208,641)			– 0	–	(2,208,641)
Futures		(173,203)		– 0	–		– 0	–	(173,203)
Forward Currency Exchange Contracts		– 0	–	(9,234,184)			– 0	–	(9,234,184)

Total^		$177,368,321		$2,979,052,257			$147,309,849		$3,303,730,427

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations		Preferred Stocks			Common Stocks
Balance as of 9/30/13	$18,768,945		$76,335,841			$18,865,368		$	– 0	–
Accrued discounts/(premiums)	6,024		208,117			– 0	–		– 0	–
Realized gain (loss)	132,415		511,108			– 0	–		– 0	–
Change in unrealized appreciation/depreciation	97,730		2,227,607			544,902			– 0	–
Purchases	5,243,321		– 0	–		– 0	–		– 0	–
Sales/Paydowns	(3,234,883)		(3,158,993)			– 0	–		– 0	–
Reclassification	– 0	–	– 0	–		(19,410,270)			19,410,270
Transfers into Level 3	– 0	–	4,700,250			– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–		– 0	–

Balance as of 12/31/13	$21,013,552		$80,823,930		$	– 0	–		$19,410,270

Net change in unrealized appreciation/depreciation from investments held as of 12/31/13	$218,432		$2,437,747		$	– 0	–	$	– 0	–

	Bank Loans		Whole Loan Trusts		Asset-Backed Securities			Total
Balance as of 9/30/13	$17,525,196		$ – 0	–		$65,020			$131,560,370
Accrued discounts/(premiums)	12,255		(2,808)			– 0	–		223,588
Realized gain (loss)	31,013		(1,776)			– 0	–		672,760
Change in unrealized appreciation/depreciation	67,349		5,042			3			2,942,633
Purchases	1,886,693		9,207,134			– 0	–		16,337,148
Sales/Paydowns	(2,665,655)		(67,369)			– 0	–		(9,126,900)
Reclassification	– 0	–	– 0	–		– 0	–		– 0	–
Transfers into Level 3	– 0	–	– 0	–		– 0	–		4,700,250
Transfers out of Level 3	– 0	–	– 0	–		– 0	–		– 0	–

Balance as of 12/31/13	$16,856,851		$9,140,223			$65,023			$147,309,849	+

Net change in unrealized appreciation/depreciation from investments held as of 12/31/13	$128,039		$5,042			$3			$2,789,263

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at December 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/2013	Valuation Technique	Unobservable Input	Range/ Weighted Average
Commercial Mortgage-Backed Securities	$21,013,552	Third Party Vendor	Evaluated Quotes	$94.74 – $106.41/$100.25
Collateralized Mortgage Obligations	$80,823,930	Third Party Vendor	Evaluated Quotes	$46.62 – $118.12/ $87.23
Common Stocks	$19,410,270	Indicative Market Quotations	Broker Quote	$1,072.39/N/A
Bank Loans	$16,856,851	Third Party Vendor	Vendor Quotes	$96.74 – $101.22/$100.72
Whole Loan Trusts	$1,939,570	Market Approach	Internal Rate of Return	Benchmark & 500 bp/N/A
	$7,200,653	Qualitative Assessment	Transaction Price	$100/N/A
Asset-Backed Securities	$65,023	Third Party Vendor	Evaluated Quotes	$100.04/ N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 24, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 24, 2014